Disaggregation of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 104,505	$ 103,877
Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	65,208	56,655
Products and services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	39,297	47,222
Heavy Duty Motive
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	51,663	47,688
Material Handling
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,140	5,310
Back Up Power
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,214	5,602
Technology Solutions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	36,488	45,277
China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	38,818	54,267
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	42,588	36,484
North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	20,599	9,269
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 2,500	$ 3,857